Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction
Total revenues	¥ 2,629,787	$ 376,054	¥ 2,621,334	¥ 3,317,821
Related Party
Related Party Transaction
Total revenues	1,153,397	164,934	1,146,710	1,266,766
One-time commissions | Related Party
Related Party Transaction
Total revenues	7,284	1,042	21,288	16,365
One-time commissions | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	7,284	1,042	21,288	16,365
Recurring service fees | Related Party
Related Party Transaction
Total revenues	990,515	141,642	1,020,524	1,129,136
Recurring service fees | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	582,249	83,260	613,172	712,479
Recurring service fees | Related Party | HongShan Capital Investment Management (Tianjin) Co., Ltd.
Related Party Transaction
Total revenues			5,088	16,286
Recurring service fees | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	408,266	58,382	402,264	400,371
Performance-based income | Related Party
Related Party Transaction
Total revenues	155,598	22,250	104,898	121,265
Performance-based income | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	8,426	1,205	22,960	10,934
Performance-based income | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	¥ 147,172	$ 21,045	¥ 81,938	¥ 110,331